Employee Benefit Plans (Additional Information On Pension Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2.5	$ 2.0	$ 2.0
Interest cost	1.6	2.0	2.0
Fair value of plan assets, beginning of year	43.3
Fair value of plan assets, end of year	49.0	43.3
Deferred charges and other	43.5	28.2
Other long-term liabilities	58.0	60.5
Accumulated other comprehensive loss	(209.6)	(229.4)	(200.1)	$ (63.1)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	85.7	68.5
Service cost	2.5	2.0
Interest cost	1.6	2.0
Actuarial (gain) loss	(11.0)	15.3
Curtailments	(0.2)
Benefits paid	(1.5)	(1.6)
Foreign currency exchange rate changes	4.1	(0.5)
Benefit obligation, end of year	81.2	85.7	68.5
Fair value of plan assets, beginning of year	43.3	41.7
Actual return on plan assets	0.6	0.7
Employer contributions	4.4	2.4
Benefits paid	(1.5)	(1.6)
Foreign currency exchange rate changes	2.2	0.1
Fair value of plan assets, end of year	49.0	43.3	$ 41.7
Funded Status	(32.2)	(42.4)
Other accrued expenses	0.3	0.3
Other long-term liabilities	31.9	42.1
Accumulated other comprehensive loss	$ 19.0	$ 30.0
Pension Benefit [Member] | Minimum [Member]
Weighted average assumptions
Discount rate	1.13%	1.00%
Expected return on plan assets	1.13%	1.00%
Rate of compensation increase	1.37%	2.25%
Pension Benefit [Member] | Maximum [Member]
Weighted average assumptions
Discount rate	7.50%	8.68%
Expected return on plan assets	3.50%	3.50%
Rate of compensation increase	7.00%	7.00%